Property, Plant and Equipment - Non-cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Additions to property, plant and equipment	$ 149,293	$ 117,896	$ 128,230
Changes in prepayments for property, plant and equipment	5,671	4,772	(109)
Changes in payables for property, plant and equipment	275	434	(382)
Transfer from inventories	(37,423)	0	0
Payments for acquisitions of property, plant and equipment	$ 117,816	$ 123,102	$ 127,739